Subsequent Events (Refinancing Several Short-term and Long-term Loans) (Details)					0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 17, 2014 Subsequent Event [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] CNY	Mar. 17, 2014 Subsequent Event [Member] Shanghai Commercial & Savings Bank and Bank of Taiwan [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] Shanghai Commercial & Savings Bank and Bank of Taiwan [Member] CNY	Mar. 17, 2014 Subsequent Event [Member] Syndicated Credit Facility [Member] USD ($)	Mar. 17, 2014 Subsequent Event [Member] Syndicated Credit Facility [Member] CNY
Subsequent Event [Line Items]
Aggregate amount									$ 117,000,000	713,300,000
Short-term loans, refinanced	258,996,000	1,567,887,000	1,668,773,000	858,849,000			62,000,000	378,000,000
A 2-year loan, refinanced		335,300,000			55,000,000	335,300,000
Syndicated loan, fixed interest rate									2.75%	2.75%
Time deposits pledged for bank borrowings						723,000,000
Time deposits, carried interest rate					5.45%	5.45%